Offerings - Offering: 1	Aug. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,559,828
Proposed Maximum Offering Price per Unit	1.2247
Maximum Aggregate Offering Price	$ 1,910,321.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 292.48
Offering Note	The shares will be offered for resale by the selling stockholders. Pursuant to Rule 416(a) under the Securities Act of 1933 (the “Securities Act”), the registration statement of which this Exhibit 107 is a part also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, dividends or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on The Nasdaq Capital Market on August 15, 2025.

The Registrant does not have any fee offsets.